INCOME AND SOCIAL CONTRIBUTION TAXES - Deferred income and social contribution taxes (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Deferred income and social contribution taxes
Assets - temporary differences	R$ 6,509,724	R$ 8,625,505
Liabilities - temporary differences	6,373,463	4,640,208
Non-current assets	147,638	3,986,415
Non-current liabilities	11,377	1,118
Tax loss
Deferred income and social contribution taxes
Assets - temporary differences	1,203,724	1,207,096
Negative tax basis of social contribution
Deferred income and social contribution taxes
Assets - temporary differences	453,538	445,250
Provision for judicial liabilities
Deferred income and social contribution taxes
Assets - temporary differences	292,460	268,596
Operating provisions and other losses
Deferred income and social contribution taxes
Assets - temporary differences	1,030,664	999,028
Exchange rate variation
Deferred income and social contribution taxes
Assets - temporary differences	2,369,677	4,297,503
Amortization of fair value adjustments arising from business combinations
Deferred income and social contribution taxes
Assets - temporary differences	665,983	680,142
Unrealized profit on inventories
Deferred income and social contribution taxes
Assets - temporary differences	164,996	363,052
Leases
Deferred income and social contribution taxes
Assets - temporary differences	328,682	364,838
Goodwill - tax benefit on unamortized goodwill
Deferred income and social contribution taxes
Liabilities - temporary differences	1,161,410	1,023,103
Property, plant and equipment - deemed cost
Deferred income and social contribution taxes
Liabilities - temporary differences	1,174,570	1,217,349
Depreciation accelerated for tax-incentive reason
Deferred income and social contribution taxes
Liabilities - temporary differences	834,389	869,997
Capitalized loan costs
Deferred income and social contribution taxes
Liabilities - temporary differences	404,955	210,834
Fair value of biological assets
Deferred income and social contribution taxes
Liabilities - temporary differences	1,027,008	703,274
Deferred taxes, net of fair value adjustment
Deferred income and social contribution taxes
Liabilities - temporary differences	384,016	398,950
Tax credits - gains from tax lawsuit (exclusion of ICMS from the PIS and COFINS basis)
Deferred income and social contribution taxes
Liabilities - temporary differences	155,828	194,121
Derivatives gains ("MtM")
Deferred income and social contribution taxes
Liabilities - temporary differences	1,108,764	9,164
Provision of deferred taxes on results of associates abroad
Deferred income and social contribution taxes
Liabilities - temporary differences	98,984
Other temporary differences
Deferred income and social contribution taxes
Liabilities - temporary differences	R$ 23,539	R$ 13,416